Inventory	3 Months Ended
Nov. 30, 2013
Inventory Disclosure [Abstract]
Inventory

NOTE 6 – INVENTORY

We have inventory, on hand in the amounts of $31,271 and nil as of November 30, 2013 and 2012, respectively, as it relates to our medical device manufacturing segment. We do not maintain any inventory for our personal service care segment. Due to a lack of operating capital for raw material inventory, we have currently suspended manufacturing of our toxygen product. Currently, inventory is made up of miscellaneous hardware parts which the company records at cost.